RELATED PARTIES	12 Months Ended
Dec. 31, 2013
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 17:-	RELATED PARTIES

a.	Service Agreement with Cukierman & Co.:

The Company's Audit Committee and Board of Directors approved an engagement with Cukierman & Co., to provide non-exclusive investment-banking services and business development services to the Company ("the Service Agreement"), effective April 15, 2003. Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003, Mr. Cukierman serves as Chairman of the Company's Board, and he is also a co-manager of the Catalyst Fund, a shareholder of Company. For its services, Cukierman & Co. was paid a monthly sum of $ 10 plus VAT, in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement provides for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Pursuant to an amendment to the Service Agreement, as of July 1, 2012, the monthly payment was reduced to approximately $6.4 plus VAT.

In addition, the payment will be made once a year at the end of each calendar year by way of issuance of the Company's ordinary shares and not in cash, using a price per share as stipulated in the revised Service Agreement.

On July 15, 2013 an additional amendment to the Service Agreement was signed by which all payments to Cukierman & Co. will be made on a quarterly basis.

During the year 2013 the company issued 20,932 ordinary shares to Cukierman & Co as per the revised Service Agreement.

Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2013	2012	2011

Retainer fee	$76	$98	$120

Total	$76	$98	$120

b.	Active Chairman Agreement with Edouard Cukierman:

In March 2011, the Company's Audit Committee and Board of Directors approved an Active Chairman Agreement with Mr. Cukierman for services during the years 2011 through 2014. The agreement was approved by the Company's shareholders on December 20, 2011. Pursuant to this agreement Mr. Cukierman was to be granted options to purchase 22,360 ordinary shares, and was to be paid a monthly cash payment of $ 5,000 plus VAT at the prevailing rate.

The exercise price of the options is $ 3.80 and they vest and become exercisable in 16 equal quarterly installments. The first three installments vested immediately following the shareholders' approval, and the fourth installment vested on December 31, 2011. Additional installments vest at the end of each subsequent calendar quarter, provided that Mr. Cukierman maintains his position as Chairman of the Board at the applicable vesting date.

Pursuant to the Agreement, if Mr. Cukierman's service to the Company is terminated by the Company, for reasons other than cause, then: (a) any unvested options shall be accelerated so that they become immediately vested in full as of the date of the termination and (b) the accelerated options and any previously vested options shall be exercisable for twenty four months following the termination.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

On December 13, 2012 an Amendment to the agreement was approved stating that commencing July 1, 2012 the payment for the Chairman services will be paid in ordinary shares of the Company instead of in cash. Payment shall be made once a year, at the end of each calendar year. The price per share used for the share consideration calculation will be equal to the weighted average closing price of the ordinary shares on the applicable stock market on the 20 trading days ending on December 31 of the applicable year.

On December 31, 2013 and December 31, 2012 the Company issued Edouard Cukierman 7,787 and 5,119 ordinary shares, respectively, pursuant to the revised Agreement.

Expenses incurred in accordance with the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2013	2012	2011

Chairman fees	$60	$60	$60
Stock option compensation expenses	10	10	43

Total	$70	$70	$103

c.	Agreements with THCAP:

In November 2009, the Company entered into an amendment to the Advisory Agreement with THCAP, pursuant to which THCAP shall also be paid a success fee of 5% of the revenues generated to the Company from the sale of the Company products to business partners introduced by THCAP.

On October 5, 2010 the Company entered into a definitive private placement agreement with THCAP pursuant to which the Company issued to THCAP 24,091 Ordinary Shares at a price per share of $ 12.44, or approximately $ 300 in total. Additionally, Mr. Luis Gutierrez Roy, managing partner of THCAP, was appointed to the Company's Board of Directors.

On December 13, 2012, the Company's shareholders approved an additional grant of 3,600 warrants to THCAP. The warrants were issued at an exercise price of $ 2.39, and are exercisable for 3 years from the date of grant of December 13, 2012.

On December 13, 2012 the Company's shareholders approved an additional amendment to the Advisory Agreement with THCAP, pursuant to which, THCAP will be paid a monthly retainer for business development services in the amount of $3.7 per month to be paid in the Company's ordinary shares once a year, using a price per share as stipulated in the revised Agreement.

In addition, the Company's shareholders approved those payments to THCAP on behalf of Mr. Gutierrez Roy's services as a Director be made in the Company's ordinary shares, on a quarterly basis.

On December 31, 2013 and December 31, 2012, the Company issued 9,868 and 362 ordinary shares to THCAP respectively, as consideration for the retainer for business development services.

On December 31, 2013 and December 31, 2012, the Company issued 1,219 and 1,077 ordinary shares to THCAP, respectively, as consideration for director fees.

Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2013	2012	2011

Retainer fees	$44	$2	$-
Directors fee	7	11	10
Stock warrants compensation expenses	-	6	1

Total	$51	$19	$11